DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DEFERRED REVENUES [Abstract]
Deferred revenue at the beginning of the year	$ 15,910	$ 15,662
Deferral of new sales	12,821	11,957
Recognition of previously deferred revenue	(11,986)	(11,550)
Foreign currency translation adjustments	(283)	(159)
Deferred revenue at the end of the year	$ 16,462	$ 15,910
Service contract minimum period	1 year
Service contract maximum period	3 years